Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Performance Obligations
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer in exchange for payment and is the unit of account. A contract's transaction price is allocated to each distinct performance obligation and recognized as revenue when or as the performance obligation is satisfied. The majority of the Company’s contracts have a single performance obligation to transfer individual goods or services. For contracts with multiple performance obligations, the contract's transaction price is allocated to each performance obligation using the Company’s best estimate of the standalone selling price of each distinct good or service in the contract. The primary method used to estimate standalone selling price is observable prices.
The Company’s performance obligations are satisfied, and control is transferred, either at a point in time or over time as work progresses. For the majority of the Company’s products, control is transferred, and revenue is recognized when the product is shipped from the manufacturing facility or delivered to the customer, depending on shipping terms. Revenue is recognized over time primarily for separately priced extended service warranties in the CCM segment and certain highly customized product contracts in the CIT and CFT segments. Revenues for separately priced extended service warranties are recognized over the life of the contract. Revenues for highly customized product contracts are recognized based on the proportion of costs incurred to date, relative to total estimated costs to complete the contract and are generally incurred over twelve months or less. Highly customized product contract costs generally include labor, material and overhead. A summary of the timing of revenue recognition and reconciliation of disaggregated revenue by reportable segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$2,972.2	$422.9	$240.4	$3,635.5
Products and services transferred over time	23.4	308.7	2.3	334.4
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$3,211.1	$531.7	$278.4	$4,021.2
Products and services transferred over time	22.2	441.2	—	463.4
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
Products transferred at a point in time	$2,859.0	$540.7	$291.6	$3,691.3
Products and services transferred over time	21.3	393.1	—	414.4
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7
Remaining performance obligations for extended service warranties represent the transaction price for the remaining stand-ready obligation to perform warranty services. A summary of estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2020 follows:

(in millions)	2021	2022	2023	2024	2025	Thereafter
Extended service warranties	$22.9	$21.7	$20.5	$19.4	$18.5	$155.3
The Company has applied the practical expedient to not disclose information about remaining performance obligations that have original expected durations of one year or less.
Contract Balances
Contract liabilities relate to payments received in advance of performance under a contract, primarily related to extended service warranties in the CCM segment, systems contracts in the CFT segment and highly customized product contracts in the CIT segment. Contract liabilities are recognized as revenue as (or when) the Company performs under the contract. A summary of the change in contract liabilities follows:

(in millions)	2020	2019	2018
Balance as of January 1	$247.4	$227.4	$215.8
Revenue recognized	(68.4)	(69.1)	(79.5)
Revenue deferred	89.3	87.6	90.5
Acquired liabilities	—	1.5	0.6
Balance as of December 31	$268.3	$247.4	$227.4
Contract assets relate to the Company's right to payment for performance completed to date under a contract, primarily related to highly customized product contracts within the CIT and CFT segments. Accounts receivable are recorded when the right to payment becomes unconditional, which generally occurs over twelve months or less. A summary of the change in contract assets follows:

(in millions)	2020	2019	2018
Balance as of January 1	$100.5	$44.7	$—
Balance as of December 31	84.5	100.5	44.7
Change in contract assets	$(16.0)	$55.8	$44.7
The change in contract assets for the year ended December 31, 2020, primarily reflects the recognition of revenue exceeding billings of $13.3 million and measurement period adjustments net of acquired contract assets, of $3.3 million, partially offset by currency translation and other of $0.6 million. The change in contract assets for the year ended December 31, 2019, primarily reflects acquired contract assets of $29.1 million and excess billings over recognized revenue of $26.7 million. The change in contract assets for the year ended December 31, 2018, primarily reflects the adoption of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606") of $22.8 million and excess billings over recognized revenue of $21.9 million.
Revenues by End-Market
A summary of revenues disaggregated by major end-market industries and reconciliation of disaggregated revenue by segment follows:

	2020
(in millions)	CCM	CIT	CFT	Total
General construction	$2,839.0	$—	$—	$2,839.0
Aerospace	—	348.1	—	348.1
Medical	—	222.7	—	222.7
Transportation	—	—	132.4	132.4
Heavy equipment	69.8	—	—	69.8
General industrial and other	86.8	160.8	110.3	357.9
Total revenues	$2,995.6	$731.6	$242.7	$3,969.9

	2019
(in millions)	CCM	CIT	CFT	Total
General construction	$3,035.6	$—	$—	$3,035.6
Aerospace	—	641.4	—	641.4
Medical	—	162.3	—	162.3
Transportation	—	—	152.2	152.2
Heavy equipment	100.2	—	—	100.2
General industrial and other	97.5	169.2	126.2	392.9
Total revenues	$3,233.3	$972.9	$278.4	$4,484.6

	2018
(in millions)	CCM	CIT	CFT	Total
General construction	$2,661.4	$—	$—	$2,661.4
Aerospace	—	620.3	—	620.3
Medical	—	146.4	—	146.4
Transportation	—	—	154.9	154.9
Heavy equipment	112.1	—	—	112.1
General industrial and other	106.8	167.1	136.7	410.6
Total revenues	$2,880.3	$933.8	$291.6	$4,105.7